Organization and Description of Business (Narrative) (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Partnership Organization And Basis Of Presentation [Line Items]
Number of Operating segments	3	3
Crestwood Equity Partners LP
Partnership Organization And Basis Of Presentation [Line Items]
Limited partnership interest		99.90%
Crestwood Gas Services GP, LLC [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited partnership interest		0.10%
Common Unit Capital | Crestwood Holdings [Member]
Partnership Organization And Basis Of Presentation [Line Items]
General partner ownership percentage		25.00%